Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2019
Fair Value Disclosures [Abstract]
Summary of Financial Assets and Liabilities to Fair Value Measurements On Recurring Basis and Level of Input Measurements

Financial assets and liabilities subject to fair value measurements on a recurring basis and the level of inputs used in such measurements by major security type are presented in the following table (in thousands):

	September 30, 2019
	Level 1	Level 2	Level 3	Total
Financial assets:
Money market fund	$28,716	$—	$—	$28,716
U.S. treasury bills	13,973	—	—	13,973
Corporate debt securities	—	36,570	—	36,570
Commercial paper	—	24,777	—	24,777
U.S. government bonds	—	22,482	—	22,482
Asset backed securities	—	24,943	—	24,943

Total	$42,689	$108,772	$—	$151,461